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First MetLife Investors Insurance Company
501 Boylston Street
Boston, MA 02116-3700

                                   May 4, 2004

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

         Re:   First MetLife Investors Insurance Company and
               First MetLife Investors Variable Annuity Account One File No. 333-96773 (Class VA, Class AA and Class B) Rule 497(j) Certification
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Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of three Prospectuses, one Statement of Additional Information ("SAI") and four Supplements to the Prospectuses dated May 1, 2004, each dated May 1, 2004 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectuses SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 2 for the Account filed electronically with the Commission on April 27, 2004.

     If you have any questions, please contact me at (617) 578-3514.

                                                     Sincerely,

                                                     /s/ Michele H. Abate

                                                     Michele H. Abate